Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.74%
Communication services: 12.12%
Entertainment: 4.50%
Live Nation Entertainment, Inc.†	3,932	$513,441
Roblox Corp. Class A†	9,910	577,654
Spotify Technology SA†	1,396	767,842
TKO Group Holdings, Inc. Class A	5,124	782,998
		2,641,935
Interactive media & services: 7.62%
Alphabet, Inc. Class A	6,584	1,018,150
Meta Platforms, Inc. Class A	5,991	3,452,972
		4,471,122
Consumer discretionary: 15.96%
Broadline retail: 7.17%
Amazon.com, Inc.†	18,222	3,466,918
MercadoLibre, Inc.†	380	741,331
		4,208,249
Hotels, restaurants & leisure: 5.58%
Booking Holdings, Inc.	233	1,073,410
DoorDash, Inc. Class A†	6,264	1,144,871
DraftKings, Inc. Class A†	14,028	465,870
Royal Caribbean Cruises Ltd.	2,875	590,640
		3,274,791
Specialty retail: 1.67%
O’Reilly Automotive, Inc.†	683	978,452
Textiles, apparel & luxury goods: 1.54%
Deckers Outdoor Corp.†	3,806	425,549
On Holding AG Class A†	10,872	477,498
		903,047
Consumer staples: 0.51%
Personal care products: 0.51%
BellRing Brands, Inc.†	3,994	297,393
Financials: 14.73%
Capital markets: 6.03%
KKR & Co., Inc.	6,692	773,662
LPL Financial Holdings, Inc.	1,363	445,892
Robinhood Markets, Inc. Class A†	21,755	905,443
Tradeweb Markets, Inc. Class A	9,540	1,416,309
		3,541,306
Financial services: 6.81%
Affirm Holdings, Inc.†	10,317	466,225
Equitable Holdings, Inc.	11,840	616,746
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Financial services(continued)
Mastercard, Inc. Class A	2,959	$1,621,887
Toast, Inc. Class A†	13,872	460,134
Visa, Inc. Class A	2,367	829,539
		3,994,531
Insurance: 1.89%
Progressive Corp.	3,924	1,110,531
Health care: 10.43%
Biotechnology: 3.29%
ADMA Biologics, Inc.†	22,193	440,309
Alnylam Pharmaceuticals, Inc.†	1,595	430,682
Argenx SE ADR†	981	580,619
Natera, Inc.†	3,373	476,976
		1,928,586
Health care equipment & supplies: 3.88%
Boston Scientific Corp.†	9,537	962,093
Intuitive Surgical, Inc.†	1,649	816,700
Penumbra, Inc.†	1,851	494,976
		2,273,769
Health care providers & services: 0.61%
RadNet, Inc.†	7,166	356,294
Life sciences tools & services: 0.62%
Repligen Corp.†	2,875	365,815
Pharmaceuticals: 2.03%
Teva Pharmaceutical Industries Ltd. ADR†	47,556	730,935
Verona Pharma PLC ADR†	7,277	462,017
		1,192,952
Industrials: 7.33%
Aerospace & defense: 2.65%
Curtiss-Wright Corp.	2,006	636,444
General Electric Co.	4,587	918,088
		1,554,532
Building products: 1.06%
Johnson Controls International PLC	7,786	623,737
Commercial services & supplies: 1.40%
Waste Connections, Inc.	4,195	818,822
Construction & engineering: 1.39%
EMCOR Group, Inc.	1,168	431,728
Quanta Services, Inc.	1,520	386,353
		818,081
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery All Cap Growth Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Ground transportation: 0.83%
Saia, Inc.†	1,388	$485,009
Information technology: 35.45%
Communications equipment: 2.42%
Arista Networks, Inc.†	5,786	448,299
Motorola Solutions, Inc.	2,217	970,625
		1,418,924
Electronic equipment, instruments & components: 0.78%
Zebra Technologies Corp. Class A†	1,616	456,617
IT services: 1.48%
Cloudflare, Inc. Class A†	3,124	352,044
Shopify, Inc. Class A†	5,427	517,654
		869,698
Semiconductors & semiconductor equipment: 10.16%
Broadcom, Inc.	10,974	1,837,377
Monolithic Power Systems, Inc.	1,126	653,057
NVIDIA Corp.	21,640	2,345,343
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,777	1,124,982
		5,960,759
Software: 17.07%
AppLovin Corp. Class A†	2,003	530,735
Cadence Design Systems, Inc.†	2,029	516,036
Commvault Systems, Inc.†	3,202	505,147
CyberArk Software Ltd.†	2,032	686,816
Fair Isaac Corp.†	341	628,859
Microsoft Corp.	10,537	3,955,484
Monday.com Ltd.†	2,416	587,475
Oracle Corp.	5,798	810,618
Procore Technologies, Inc.†	6,204	409,588
Samsara, Inc. Class A†	8,314	318,676
ServiceNow, Inc.†	1,344	1,070,012
		10,019,446
Technology hardware, storage & peripherals: 3.54%
Apple, Inc.	9,359	2,078,915
Materials: 2.21%
Construction materials: 1.36%
Vulcan Materials Co.	3,426	799,286
Metals & mining: 0.85%
Carpenter Technology Corp.	2,742	496,795
Total common stocks (Cost $42,825,245)		57,939,394
See accompanying notes to portfolio of investments
Allspring VT Discovery All Cap Growth Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.40%
Investment companies: 1.40%
Allspring Government Money Market Fund Select Class♠∞		4.27%	818,894	$818,894
Total short-term investments (Cost $818,894)				818,894
Total investments in securities (Cost $43,644,139)	100.14%			58,758,288
Other assets and liabilities, net	(0.14)			(80,291)
Total net assets	100.00%			$58,677,997

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$760,779	$5,436,259	$(5,378,144)	$0	$0	$818,894	818,894	$9,018
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery All Cap Growth Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Discovery All Cap Growth Fund | 5

Notes to portfolio of investments—March 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$7,113,057	$0	$0	$7,113,057
Consumer discretionary	9,364,539	0	0	9,364,539
Consumer staples	297,393	0	0	297,393
Financials	8,646,368	0	0	8,646,368
Health care	6,117,416	0	0	6,117,416
Industrials	4,300,181	0	0	4,300,181
Information technology	20,804,359	0	0	20,804,359
Materials	1,296,081	0	0	1,296,081
Short-term investments
Investment companies	818,894	0	0	818,894
Total assets	$58,758,288	$0	$0	$58,758,288
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring VT Discovery All Cap Growth Fund